Schedule of Investments(a)
September 30, 2021
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–77.81%
Airlines–1.96%
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(b)	$12,614,000	$12,422,822
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	8,373,000	12,538,568
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	2,620,000	2,467,819
		27,429,209
Alternative Carriers–0.21%
Bandwidth, Inc., Conv., 0.50%, 04/01/2028(b)	3,500,000	3,004,762
Apparel Retail–0.88%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025	8,460,000	12,330,450
Application Software–14.57%
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026(b)	8,674,000	10,022,916
Bill.com Holdings, Inc.,
Conv., 0.00%, 12/01/2025(b)(c)	10,960,000	19,499,542
0.00%, 04/01/2027(b)(c)	2,131,000	2,244,209
Blackline, Inc., Conv., 0.00%, 03/15/2026(b)(c)	8,721,000	8,613,732
Box, Inc., Conv., 0.00%, 01/15/2026(b)(c)	5,000,000	5,680,160
Coupa Software, Inc., Conv., 0.38%, 06/15/2026	9,530,000	10,334,094
Datadog, Inc., Conv., 0.13%, 06/15/2025	6,279,000	10,397,396
DocuSign, Inc., Conv., 0.00%, 01/15/2024(b)(c)	18,300,000	19,178,400
Dropbox, Inc., Conv., 0.00%, 03/01/2026(b)(c)	7,883,000	8,273,449
Everbridge, Inc., Conv., 0.00%, 03/15/2026(b)(c)	5,233,000	5,661,690
Five9, Inc., Conv., 0.50%, 06/01/2025	8,501,000	11,506,358
HubSpot, Inc., Conv., 0.38%, 06/01/2025	7,077,000	17,162,507
Jamf Holding Corp., Conv., 0.13%, 09/01/2026(b)	3,082,000	3,222,616
LivePerson, Inc., Conv., 0.00%, 12/15/2026(b)(c)	4,669,000	4,905,833
Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(c)	8,825,000	10,385,922
RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	11,750,000	11,639,844
Splunk, Inc., Conv., 1.13%, 06/15/2027	9,793,000	9,652,226
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026(b)	8,810,000	9,682,969
Workday, Inc., Conv., 0.25%, 10/01/2022	6,000,000	10,286,331
Zendesk, Inc., Conv., 0.63%, 06/15/2025	11,900,000	15,190,344
		203,540,538
Principal Amount		Value
Auto Parts & Equipment–0.33%
LCI Industries, Conv., 1.13%, 05/15/2026(b)	$4,405,000	$4,601,023
Automobile Manufacturers–2.50%
Ford Motor Co., Conv., 0.00%, 03/15/2026(b)(c)	18,672,000	20,224,110
Tesla, Inc., Conv., 2.38%, 03/15/2022	1,245,000	14,700,597
		34,924,707
Biotechnology–1.76%
Bridgebio Pharma, Inc., Conv., 2.25%, 02/01/2029(b)	7,095,000	6,183,293
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	8,371,000	9,522,012
Insmed, Inc.,
Conv., 1.75%, 01/15/2025	3,283,000	3,412,743
0.75%, 06/01/2028	5,000,000	5,490,625
		24,608,673
Cable & Satellite–2.29%
Cable One, Inc., Conv., 1.13%, 03/15/2028(b)	7,500,000	7,647,225
DISH Network Corp., Conv., 0.00%, 12/15/2025(b)(c)	11,900,000	14,280,000
Liberty Broadband Corp.,
Conv., 1.25%, 10/05/2023(b)(d)	5,290,000	5,398,445
2.75%, 10/05/2023(b)(d)	4,375,000	4,629,379
		31,955,049
Casinos & Gaming–0.47%
DraftKings, Inc., Conv., 0.00%, 03/15/2028(b)(c)	7,430,000	6,579,265
Communications Equipment–1.01%
Lumentum Holdings, Inc., Conv., 0.50%, 12/15/2026	8,550,000	9,433,612
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	3,773,000	4,739,768
		14,173,380
Consumer Finance–1.15%
SoFi Technologies, Inc., Conv., 0.00%, 10/15/2026(b)(c)	5,017,584	5,158,703
Upstart Holdings, Inc., Conv., 0.25%, 08/15/2026(b)	7,925,000	10,906,781
		16,065,484
Data Processing & Outsourced Services–2.04%
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(b)(c)	11,115,000	13,406,403
Square, Inc.,
Conv., 0.50%, 05/15/2023	1,960,000	6,035,575
0.00%, 05/01/2026(b)(c)	7,922,000	9,113,745
		28,555,723

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Diversified Metals & Mining–0.48%
Ivanhoe Mines Ltd. (Canada), Conv., 2.50%, 04/15/2026(b)	$5,733,000	$6,730,627
Education Services–0.73%
Chegg, Inc., Conv., 0.00%, 09/01/2026(c)	10,250,000	10,152,625
Electric Utilities–2.25%
NextEra Energy, Inc., Conv. Investment Units, 5.28%, 03/01/2023	357,111	18,198,376
Southern Co. (The), Conv. Investment Units, 6.75%, 08/01/2022	259,073	13,215,314
		31,413,690
Electrical Components & Equipment–0.27%
Sunrun, Inc., Conv., 0.00%, 02/01/2026(b)(c)	4,400,000	3,769,795
Health Care Equipment–3.20%
CONMED Corp., Conv., 2.63%, 02/01/2024	2,742,000	4,251,814
DexCom, Inc., Conv., 0.25%, 11/15/2025	12,630,000	15,029,700
Envista Holdings Corp., Conv., 2.38%, 06/01/2025	4,000,000	8,338,459
Insulet Corp., Conv., 0.38%, 09/01/2026	12,300,000	17,166,188
		44,786,161
Health Care Services–0.63%
Guardant Health, Inc., Conv., 0.00%, 11/15/2027(b)(c)	7,663,000	8,812,450
Health Care Technology–1.24%
Omnicell, Inc., Conv., 0.25%, 09/15/2025	7,635,000	12,213,984
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	5,000,000	5,047,182
		17,261,166
Homefurnishing Retail–1.08%
RH, Conv., 0.00%, 06/15/2023(c)	4,400,000	15,102,269
Hotel & Resort REITs–0.99%
Pebblebrook Hotel Trust, Conv., 1.75%, 12/15/2026	12,376,000	13,879,684
Hotels, Resorts & Cruise Lines–3.51%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(b)(c)	11,450,000	11,278,250
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	9,504,000	14,004,144
Expedia Group, Inc., Conv., 0.00%, 02/15/2026(b)(c)	13,034,000	14,137,341
Royal Caribbean Cruises Ltd., Conv., 4.25%, 06/15/2023	6,846,000	9,652,860
		49,072,595
Industrial Machinery–0.50%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026(b)	6,600,000	7,012,500
Principal Amount		Value
Interactive Home Entertainment–2.22%
Sea Ltd. (Taiwan),
Conv., 2.38%, 12/01/2025	$4,330,000	$15,391,418
0.25%, 09/15/2026	4,400,000	4,474,800
Zynga, Inc.,
Conv., 0.25%, 06/01/2024	6,525,000	7,429,647
0.00%, 12/15/2026(b)(c)	3,878,000	3,764,084
		31,059,949
Interactive Media & Services–2.31%
Snap, Inc., Conv., 0.75%, 08/01/2026	5,793,000	18,918,490
Twitter, Inc., Conv., 0.25%, 06/15/2024	10,600,000	13,373,350
		32,291,840
Internet & Direct Marketing Retail–3.52%
Etsy, Inc., Conv., 0.13%, 09/01/2027	9,278,000	12,242,321
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(b)	9,350,000	17,578,000
MercadoLibre, Inc. (Argentina), Conv., 2.00%, 08/15/2028	1,750,000	6,697,075
Wayfair, Inc., Conv., 0.63%, 10/01/2025	12,625,000	12,681,812
		49,199,208
Internet Services & Infrastructure–2.87%
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	7,600,000	9,262,722
Cloudflare, Inc., Conv., 0.00%, 08/15/2026(b)(c)	8,760,000	8,497,200
Okta, Inc., Conv., 0.13%, 09/01/2025	4,825,000	6,834,613
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	12,577,000	15,457,133
		40,051,668
Investment Banking & Brokerage–0.49%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	6,378,000	6,906,481
Leisure Facilities–1.44%
NCL Corp. Ltd.,
Conv., 6.00%, 05/15/2024	3,477,000	7,463,381
5.38%, 08/01/2025	1,565,000	2,679,280
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(b)(c)	9,262,000	9,933,495
		20,076,156
Leisure Products–0.56%
Peloton Interactive, Inc., Conv., 0.00%, 02/15/2026(b)(c)	8,868,000	7,850,713
Life Sciences Tools & Services–0.78%
NeoGenomics, Inc., Conv., 0.25%, 01/15/2028	8,275,000	8,409,469
Repligen Corp., Conv., 0.38%, 07/15/2024	977,000	2,475,623
		10,885,092
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Movies & Entertainment–1.42%
IMAX Corp., Conv., 0.50%, 04/01/2026(b)	$5,260,000	$5,164,293
Liberty Media Corp.,
Conv., 2.25%, 12/01/2021(b)(d)	5,275,000	7,287,412
0.50%, 09/01/2024(b)(d)	6,175,000	7,428,525
		19,880,230
Oil & Gas Exploration & Production–2.52%
EQT Corp., Conv., 1.75%, 05/01/2026	10,584,000	16,738,596
Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025	11,378,000	18,420,982
		35,159,578
Pharmaceuticals–0.85%
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	10,200,000	11,825,625
Renewable Electricity–0.69%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	9,023,000	9,609,495
Research & Consulting Services–0.74%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	10,336,225
Restaurants–0.57%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	3,798,000	3,636,585
Shake Shack, Inc., Conv., 0.00%, 03/01/2028(b)(c)	5,111,000	4,358,640
		7,995,225
Semiconductor Equipment–0.24%
SolarEdge Technologies, Inc., Conv., 0.00%, 09/15/2025(c)	2,680,000	3,331,240
Semiconductors–4.46%
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026(b)	10,700,000	11,395,500
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	24,324,000	27,618,562
ON Semiconductor Corp.,
Conv., 1.63%, 10/15/2023	1,920,000	4,332,480
0.00%, 05/01/2027(b)(c)	10,200,000	12,119,398
Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025	5,275,000	6,799,256
		62,265,196
Specialty Stores–1.53%
Dick’s Sporting Goods, Inc., Conv., 3.25%, 04/15/2025	3,950,000	14,508,844
National Vision Holdings, Inc., Conv., 2.50%, 05/15/2025	3,550,000	6,834,584
		21,343,428
Systems Software–3.53%
Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	13,100,000	23,840,690
Principal Amount		Value
Systems Software–(continued)
Rapid7, Inc.,
Conv., 2.25%, 05/01/2025	$3,650,000	$7,106,094
0.25%, 03/15/2027(b)	5,275,000	6,598,490
ServiceNow, Inc., Conv., 0.00%, 06/01/2022(c)	1,100,000	5,075,395
Zscaler, Inc., Conv., 0.13%, 07/01/2025	3,650,000	6,674,739
		49,295,408
Technology Hardware, Storage & Peripherals–0.69%
Western Digital Corp., Conv., 1.50%, 02/01/2024	9,500,000	9,623,883
Trucking–1.53%
Lyft, Inc., Conv., 1.50%, 05/15/2025	5,350,000	8,343,325
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(b)(c)	13,400,000	13,100,248
		21,443,573
Water Utilities–0.80%
Essential Utilities, Inc., Conv. Amortizing Notes, 6.00%, 04/30/2022	193,600	11,110,704
Total U.S. Dollar Denominated Bonds & Notes (Cost $902,581,368)		1,087,302,742
Shares
Preferred Stocks–18.53%
Asset Management & Custody Banks–1.62%
KKR & Co., Inc., 6.00%, Series C, Conv. Pfd.	286,213	22,613,689
Auto Parts & Equipment–1.30%
Aptiv PLC, 5.50%, Series A, Conv. Pfd.	108,066	18,209,121
Broadcasting–0.37%
ViacomCBS, Inc., 5.75%, Series A, Conv. Pfd.	78,875	5,152,904
Diversified Banks–2.91%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	14,500	20,915,090
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	13,300	19,710,600
		40,625,690
Gas Utilities–0.46%
UGI Corp., 7.25%, Conv. Pfd.	64,300	6,462,150
Health Care Equipment–3.29%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	204,714	11,050,462
Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	118,481	13,791,188
Danaher Corp., 4.75%, Series A, Conv. Pfd.	10,400	21,166,600
		46,008,250
Industrial Machinery–1.96%
RBC Bearings, Inc., 5.00%, Series A, Conv. Pfd.	88,044	9,814,265
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Shares		Value
Industrial Machinery–(continued)
Stanley Black & Decker, Inc., 5.25%, Conv. Pfd.	167,700	$17,648,748
		27,463,013
Life Sciences Tools & Services–1.69%
Avantor, Inc., 6.25%, Series A, Conv. Pfd.	187,412	23,597,045
Multi-Utilities–1.01%
NiSource, Inc., 7.75%, Conv. Pfd.	135,900	14,058,855
Pharmaceuticals–0.49%
Elanco Animal Health, Inc., 5.00%, Conv. Pfd.	136,400	6,802,268
Research & Consulting Services–0.37%
Clarivate PLC, 5.25%, Series A, Conv. Pfd.	60,086	5,208,855
Semiconductors–2.14%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	19,540	29,935,475
Shares		Value
Wireless Telecommunication Services–0.92%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	11,340	$12,851,282
Total Preferred Stocks (Cost $205,276,209)		258,988,597

Money Market Funds–3.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	18,857,578	18,857,578
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	13,484,472	13,489,866
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	21,551,518	21,551,518
Total Money Market Funds (Cost $53,895,330)		53,898,962
TOTAL INVESTMENTS IN SECURITIES–100.20% (Cost $1,161,752,907)		1,400,190,301
OTHER ASSETS LESS LIABILITIES—(0.20)%		(2,859,520)
NET ASSETS–100.00%		$1,397,330,781
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $416,725,691, which represented 29.82% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,889,926	$102,753,628	$(96,785,976)	$-	$-	$18,857,578	$3,804
Invesco Liquid Assets Portfolio, Institutional Class	10,335,430	72,286,243	(69,132,839)	1,014	18	13,489,866	1,713
Invesco Treasury Portfolio, Institutional Class	14,731,343	117,432,718	(110,612,543)	-	-	21,551,518	1,603
Total	$37,956,699	$292,472,589	$(276,531,358)	$1,014	$18	$53,898,962	$7,120

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,087,302,742	$—	$1,087,302,742
Preferred Stocks	258,988,597	—	—	258,988,597
Money Market Funds	53,898,962	—	—	53,898,962
Total Investments	$312,887,559	$1,087,302,742	$—	$1,400,190,301
Invesco Convertible Securities Fund